Quarterly Report
December 31, 2021
MFS®  Virginia
Municipal Bond Fund
MVA-Q3

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.5%
Airport Revenue – 3.3%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$510,000	$574,992
Metropolitan Washington, D.C., Airport Authority Rev., “B”, 5%, 10/01/2027	980,000	1,130,664
Metropolitan Washington, D.C., Airport Authority Rev., “B”, 5%, 10/01/2028	1,000,000	1,153,739
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2037	1,000,000	1,226,089
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,224,405
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2039	1,000,000	1,195,272
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2040	1,000,000	1,192,127
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2041	1,000,000	1,189,209
Norfolk, VA, Airport Authority Refunding Rev., “A”, 5%, 7/01/2028	500,000	624,114
Norfolk, VA, Airport Authority Refunding Rev., “A”, 5%, 7/01/2029	500,000	636,439
Norfolk, VA, Airport Authority Refunding Rev., “A”, 5%, 7/01/2030	400,000	519,588
Norfolk, VA, Airport Authority Refunding Rev., “A”, 5%, 7/01/2031	500,000	661,996
Norfolk, VA, Airport Authority Rev., 5%, 7/01/2029	525,000	668,261
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,160,000	1,345,282
		$13,342,177
General Obligations - General Purpose – 14.0%
Arlington County, VA, General Obligation Public Improvement, 5%, 6/15/2033	$2,755,000	$3,713,725
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	775,000	829,042
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,813,012
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	400,000	454,524
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	65,000	73,736
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	475,000	538,388
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	3,605,000	3,199,438
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	240,000	240,874
Commonwealth of Virginia, General Obligation, “B”, 5%, 6/01/2024	1,315,000	1,460,858
Commonwealth of Virginia, General Obligation, “B”, 5%, 6/01/2026	4,750,000	5,662,086
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2037	2,000,000	2,542,209
Loudoun County, VA, General Obligation Public Improvement, “A”, 5%, 12/01/2022	3,000,000	3,132,453
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,111,174
Newport News, VA, General Obligation Improvement, “A”, 4%, 2/01/2038	1,425,000	1,682,267
Norfolk, VA, General Obligation Capital Improvement, 5%, 8/01/2043 (Prerefunded 8/01/2028)	2,615,000	3,314,255
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 3/01/2033	3,000,000	3,994,028
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032 (Prerefunded 2/01/2023)	440,000	462,463
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032	60,000	63,097
Prince George County, VA, General Obligation, 5%, 8/01/2027	1,580,000	1,947,785
Prince George County, VA, General Obligation, 5%, 8/01/2028	1,865,000	2,359,610
Prince George County, VA, General Obligation, 5%, 8/01/2029	2,260,000	2,927,001
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	170,000	175,096
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	380,000	385,912
Richmond, VA, General Obligation Public Improvement, “B”, 5%, 7/15/2022	3,040,000	3,118,368
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2028 (Prerefunded 3/01/2023)	220,000	232,206
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2041	2,505,000	3,027,531
State of Illinois, General Obligation, 5.5%, 5/01/2039	270,000	344,981
State of Illinois, General Obligation, 5.75%, 5/01/2045	245,000	313,833
State of Illinois, General Obligation, “A”, 5%, 3/01/2028	330,000	401,920
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	495,000	614,675
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	455,000	575,379
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	660,000	850,277
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	2,589,028
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/2022	2,000,000	2,023,573
		$56,174,804

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – 3.0%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$70,000	$83,669
Virginia Public School Authority, Special Obligation School Financing (Henrico County), 5%, 8/15/2025	2,405,000	2,792,521
Virginia Public School Authority, Special Obligation School Financing (Henrico County), 5%, 8/15/2027	1,345,000	1,658,951
Virginia Public School Authority, Special Obligation School Financing (Prince William County), 5%, 8/01/2025	1,305,000	1,459,214
Virginia Public School Authority, Special Obligation School Refunding (Montgomery County), 5%, 2/01/2025	5,330,000	6,066,618
		$12,060,973
Healthcare Revenue - Hospitals – 14.0%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2037	$2,800,000	$3,582,374
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	15,000	18,307
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2033	2,000,000	2,498,995
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	1,475,000	1,840,038
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	180,000	206,680
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	2,000,000	2,265,250
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	45,000	49,191
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,213,932
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	4,000,000	4,551,901
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “B”, 5%, 5/15/2022	5,000,000	5,086,901
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	824,587
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,098,169
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,585,000	1,945,527
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2039	1,320,000	1,586,499
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2040	550,000	659,820
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,540,780
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/2036	2,875,000	2,980,656
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	3,421,452
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2047	1,625,000	2,508,154
Virginia Small Business Financing Authority Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	3,445,000	3,962,651
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 4%, 11/01/2039	3,750,000	4,413,975
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	3,370,000	3,646,775
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	692,791
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	460,955
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044 (Prerefunded 1/01/2024)	2,000,000	2,181,016
		$56,237,376
Healthcare Revenue - Long Term Care – 3.4%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/2042	$1,000,000	$1,024,136
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030	1,000,000	1,139,796
Fairfax County, VA, Economic Development Authority Residential Care Facilities Rev. (Goodwin House, Inc.), 5%, 10/01/2036	1,000,000	1,112,842
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), “C”, 5%, 12/01/2037	765,000	902,086
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	401,763
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	391,415
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2040	500,000	565,348
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2045	720,000	808,944
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	1,068,759
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), “A”, 5%, 1/01/2042	1,000,000	1,056,159
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	1,068,259
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	1,095,136
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2033	1,750,000	2,131,585

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	$1,000,000	$1,068,856
		$13,835,084
Industrial Revenue - Environmental Services – 0.3%
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	$1,000,000	$1,043,119
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$300,000	$308,533
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	51,095	54,064
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	355,000	391,682
		$754,279
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$110,409
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	144,577
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	1,683,272	168
		$255,154
Miscellaneous Revenue - Other – 1.5%
Loudoun County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, “A”, 0%, 7/01/2049	$7,500,000	$3,281,748
Rappahannock, VA, Regional Jail Authority Rev., 5%, 10/01/2033 (Prerefunded 10/01/2025)	2,220,000	2,591,633
		$5,873,381
Multi-Family Housing Revenue – 1.4%
Virginia Housing Development Authority Rev., Rental Housing, “A”, 3.8%, 9/01/2044	$2,000,000	$2,186,884
Virginia Housing Development Authority Rev., Rental Housing, “D”, 3.7%, 10/01/2038	3,000,000	3,306,309
		$5,493,193
Parking – 0.9%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2035	$1,250,000	$1,503,699
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	1,000,000	1,201,157
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	899,615
		$3,604,471
Port Revenue – 1.4%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$590,000	$591,253
Virginia Port Authority Facilities Refunding Rev., “B”, 5%, 7/01/2027	1,500,000	1,757,788
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2025)	3,000,000	3,450,886
		$5,799,927
Sales & Excise Tax Revenue – 3.8%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$25,000	$30,662
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	20,000	24,898
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	25,000	31,805
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	105,000	120,936
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	140,000	157,791
Hampton Roads, VA, Transportation Accountability Commission, “A”, 5%, 7/01/2029	1,000,000	1,287,772
Hampton Roads, VA, Transportation Accountability Commission, “A”, 5%, 7/01/2030	1,000,000	1,315,906
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	77,000	87,788
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	4,818,000	5,577,110
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	717,000	807,914
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	251,000	282,826
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	6,000	6,779
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	122,000	139,643
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	11,000	10,619

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	$135,000	$124,823
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	26,000	22,818
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,212,000	986,018
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,160,000	879,275
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	7,149,000	2,429,441
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	640,000	682,639
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	345,000	353,181
		$15,360,644
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$325,000	$363,761
Single Family Housing - State – 1.1%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$895,000	$984,189
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,285,000	1,342,898
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	1,210,000	1,328,989
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	795,000	882,632
		$4,538,708
State & Local Agencies – 10.7%
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2039	$1,000,000	$1,179,067
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2040	1,000,000	1,177,187
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	1,555,000	1,771,745
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.864% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,955,000	1,892,482
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033 (Prerefunded 10/01/2024)	500,000	562,389
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034 (Prerefunded 10/01/2024)	1,000,000	1,124,779
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2025	700,000	788,575
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	3,265,000	4,026,109
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2036	1,000,000	1,094,842
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2037	580,000	633,553
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	3,380,399
Loudoun County, VA, Economic Development Authority Rev. (Louduon County Public Facilities Project), “A”, 3%, 12/01/2037	2,000,000	2,249,057
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	395,000	494,649
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	770,000	936,051
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	25,000	32,268
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	10,000	12,867
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	65,000	76,546
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	55,000	64,594
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	35,000	40,976
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	35,000	40,872
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	50,000	58,270
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	28,959
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	340,000	401,463
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,807,300
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “E-1”, 5%, 2/01/2023	2,140,000	2,250,683
Virginia Port Authority, Port Fund Rev., “B”, 5%, 7/01/2027	2,510,000	3,043,628
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039	4,500,000	5,361,292
Washington, D.C. Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds - Climate Bond Certified), “A”, 5%, 7/15/2046	5,000,000	6,482,343
		$43,012,945

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$150,000	$158,057
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	385,000	396,285
		$554,342
Tax - Other – 1.4%
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	$375,000	$382,491
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	700,000	718,294
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	85,000	87,636
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	2,030,000	2,096,529
Triborough Bridge & Tunnel Authority, NY, Payroll Mobility Tax, ”C-3“, 3%, 5/15/2051	1,965,000	2,087,613
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	220,000	240,962
		$5,613,525
Tax Assessment – 0.6%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043 (Prerefunded 3/01/2023)	$745,000	$801,351
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,000,000	1,087,565
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035 (n)	500,000	532,610
		$2,421,526
Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$225,000	$282,762
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	4,495,000	743,984
		$1,026,746
Toll Roads – 4.7%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$3,522,972
Metropolitan Washington, D.C., Airport Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/2053	2,000,000	2,023,377
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, 4%, 10/01/2044	3,000,000	3,412,034
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	2,830,000	3,225,402
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2034	2,500,000	2,517,510
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	465,000	477,590
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	905,000	926,601
Virginia Small Business Financing Authority Senior Lien Rev. (95 Express Lanes LLC Project), 5%, 1/01/2044	1,500,000	1,505,034
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2049	1,000,000	1,187,006
		$18,797,526
Transportation - Special Tax – 8.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$50,000	$50,691
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,715,000	1,774,203
Commonwealth of Virginia, Federal Transportation Grant Anticipation Rev., 5%, 9/15/2027	1,000,000	1,198,666
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/2033	3,360,000	4,429,260
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2030	300,000	393,099
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2031	500,000	669,581
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2032	300,000	402,784
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2033	500,000	669,480
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2034	1,655,000	2,210,059
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	3,000,000	3,418,501
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	3,200,616
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	850,000	876,418
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	115,000	134,115
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	230,000	267,438
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2040 (w)	215,000	249,366
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	190,000	219,688
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	100,000	124,059
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	90,000	113,789
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	145,000	186,774

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	$100,000	$131,298
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	135,000	176,056
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	130,000	168,597
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	120,000	154,726
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	125,000	160,319
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	65,000	82,986
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	190,000	234,793
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	190,000	229,230
Virginia Port Authority Rev., 5%, 7/01/2030 (Prerefunded 7/01/2025)	1,000,000	1,154,048
Virginia Port Authority Rev., 5%, 7/01/2031 (Prerefunded 7/01/2025)	500,000	577,024
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,879,166
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,877,009
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	3,860,000	4,630,714
		$32,044,553
Universities - Colleges – 9.3%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$1,190,000	$1,190,051
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 11/01/2037	745,000	862,483
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 5/01/2048	2,475,000	2,820,992
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,206,659
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2037	1,000,000	1,178,851
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2038	1,750,000	2,059,840
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	445,000	449,357
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	230,000	233,450
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	691,701
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	1,000,000	1,198,506
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2038	250,000	286,813
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2039	225,000	257,653
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2040	250,000	285,631
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 5%, 4/01/2049	900,000	1,092,332
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/2043 (Prerefunded 6/01/2023)	685,000	730,887
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	3,019,493
University of Virginia, Rector and Visitors General Pledge Rev. (Multi-Year Capital Project), “A”, 4%, 8/01/2048	2,000,000	2,338,840
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035 (n)	1,000,000	1,064,463
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	1,000,000	1,072,686
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,808,454
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2036	1,280,000	1,483,564
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 3%, 6/01/2041	470,000	486,130
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2046	1,250,000	1,415,393
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NPFG, 5.25%, 1/01/2031	1,000,000	1,269,203
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040	1,000,000	1,135,092
Virginia Commonwealth University, General Rev., “A”, 5%, 11/01/2033	4,000,000	5,138,684
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,812,138
		$37,589,346
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$290,000	$297,250
Utilities - Municipal Owned – 3.0%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$835,000	$831,869
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	130,000	129,513
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	60,000	58,875
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	30,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	305,000	305,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	30,000	29,288

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	$320,000	$312,400
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	535,000	532,994
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	60,000	60,641
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	315,000	318,366
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	175,000	172,156
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	25,000	25,346
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	30,000	30,357
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	145,000	141,556
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	140,000	139,475
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	24,906
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	430,000	428,388
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	185,000	186,981
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	340,000	362,641
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	37,391
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	25,000	25,031
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	60,000	60,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	205,000	200,131
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	225,000	225,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	70,000	70,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	215,000	215,000
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2027 (Prerefunded 1/15/2023)	2,555,000	2,681,697
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2035	2,000,000	2,342,906
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2038 (Prerefunded 1/15/2023)	2,000,000	2,099,176
		$12,077,084
Utilities - Other – 0.4%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	$290,000	$299,026
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,338,414
		$1,637,440
Water & Sewer Utility Revenue – 10.5%
Fairfax County, VA, Sewer Rev., “A”, 4%, 7/15/2039	$3,000,000	$3,689,180
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2028 (Prerefunded 4/01/2022)	1,000,000	1,011,762
Fairfax County, VA, Water Authority Rev., 4%, 4/01/2032	2,175,000	2,721,344
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	3,000,000	3,610,156
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	295,000	344,053
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	375,000	436,938
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,213,958
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	430,000	525,870
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 10/01/2035 (Prerefunded 10/01/2027)	660,000	816,804
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2037	1,350,000	1,534,553
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,436,187
Henrico County, VA, Water and Sewer System Rev., 4%, 5/01/2046	1,435,000	1,655,470
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	80,000	88,553
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	100,000	110,376
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	50,000	55,293
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	110,000	121,442
Norfolk, VA, Water Rev., 5%, 11/01/2028 (Prerefunded 5/01/2022)	985,000	1,000,626
Norfolk, VA, Water Rev., 5%, 11/01/2028	15,000	15,233
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 3%, 7/01/2044	2,065,000	2,266,746
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,357,041
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025	5,000	5,018
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027	45,000	45,166
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028	40,000	40,147
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2032	1,000,000	1,251,886

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2033	$1,500,000	$1,874,306
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2034	500,000	626,477
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2036	3,450,000	4,077,227
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	45,000	45,165
Virginia Resources Authority, Infrastructure Rev., Virginia Pooled Financing Program, “C”, 5%, 11/01/2022	1,620,000	1,684,767
Virginia Resources Authority, Infrastructure Rev., Virginia Pooled Financing Program, “C”, 4%, 11/01/2044	3,235,000	3,848,257
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2033 (Prerefunded 11/01/2022)	2,245,000	1,481,032
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2034 (Prerefunded 11/01/2022)	2,250,000	1,417,761
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2035 (Prerefunded 11/01/2022)	1,950,000	1,172,012
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2036 (Prerefunded 11/01/2022)	1,250,000	715,631
		$42,296,437
Total Municipal Bonds		$392,105,771
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$557,000	$499,419
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,200,000	390,462
Total Bonds		$889,881
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 0.07% (v)	6,801,820	$6,801,820

Other Assets, Less Liabilities – 0.6%		2,490,372
Net Assets – 100.0%		$402,287,844
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,801,820 and $392,995,652, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,844,184, representing 1.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$392,105,771	$—	$392,105,771
U.S. Corporate Bonds	—	889,881	—	889,881
Mutual Funds	6,801,820	—	—	6,801,820
Total	$6,801,820	$392,995,652	$—	$399,797,472
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,569,228	$87,306,377	$85,073,785	$—	$—	$6,801,820
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,860	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2021, are as follows:
Virginia	74.4%
Washington DC	8.1%
Puerto Rico	6.6%
Illinois	1.4%
Tennessee	1.2%
California	1.1%
New York	0.9%
New Jersey	0.8%
Pennsylvania	0.8%
Guam	0.7%
Maryland	0.6%
Colorado	0.5%
Texas	0.5%
Ohio	0.3%
Wisconsin	0.3%
Alabama	0.1%
Indiana	0.1%
Iowa	0.1%
Michigan	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.